Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2024 and 2023, property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Electronic equipment	$767	$820
Office equipment and furniture	68	70
Leasehold improvement	177	182
	1,012	1,072
Less: accumulated depreciation	(979)	(987)
	$33	$85

For the years ended December 31, 2024, 2023 and 2022, depreciation expense amounted to $50, $74 and $90, respectively.